LOANS, Maturities of Current and Non-current Loans (Details) $ in Thousands	Dec. 31, 2017 ARS ($)
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	$ 3,615,918
Less than 1 year [Member]
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	1,233,966
From 01/01/2019 to 12/31/2019 [Member]
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	1,190,976
From 01/01/2020 to 12/31/2020 [Member]
Maturities of current and non-current loans [Abstract]
Current and non-current loans excluding issuance cost	$ 1,190,976